SCHEDULE OF FOREIGN COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States	$ (630,750)	$ (1,895,365)
Foreign	(682,276)	(755,285)
Tax loss before income taxes	$ (1,313,026)	$ (2,650,650)